Intangible Assets, Net	12 Months Ended
Feb. 29, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net
5.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Trade name	37,400	37,400	5,350
Student base and customer relationship	7,940	7,940	1,136
School cooperation agreements	1,000	1,000	143
Non-compete agreements	670	670	96
Purchased software	322	322	46
Total	47,332	47,332	6,771
Less: accumulated amortization	3,435	7,763	1,111
impairment loss	—	30,804	4,406
Intangible assets, net	43,897	8,765	1,254

For the years ended February 28, 2018, 2019 and February 29, 2020, amortization expenses were nil, RMB3,435 and RMB4,328(US$619), respectively. As of February 29, 2020, estimated amortization expense of the existing intangible assets for each of the next five years is RMB1,915, RMB1,842, RMB1,140, RMB882 and RMB756, respectively.

The Group recorded impairment loss for intangible assets of nil, nil and RMB30,804(US$4,406) for the year ended February 28, 2018, 2019 and February 29, 2020, respectively. The impairment in the fiscal year 2020 arose from the adverse impact that COVID-19 has had on the Group's operation forecast attributable to the intangible assets acquired in business combination.